SUBSEQUENT EVENTS - (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 06, 2016	Feb. 25, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Number of shares granted			2,263,092
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate cash consideration for share repurchase		$ 200,000
Subsequent Event [Member] | Directors and Executive Officers [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares granted	1,366,200	24,000
Exercise price		$ 27.2
Share based awards expiration period		12 months